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[ING Funds logo]

October 6, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: ING MUTUAL FUNDS
    (File Nos. 33-56094; 811-7428)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 118 ("Amendment") to the Registration Statement of ING Mutual Funds. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"), as amended and shall become effective on December 20, 2006.

This Amendment is being filed for the purpose of registering Class A, Class B, Class C and Class I shares of a new series, ING Disciplined International SmallCap Fund. Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Palmer at 480.477.2674.

                                        Regards,


                                        /s/ Paul A. Caldarelli
                                        ----------------------------------------
                                        Paul A. Caldarelli, Esq.
                                        Counsel
                                        ING U.S. Legal Services


Attachment

cc: Huey P. Falgout, Jr., Esq.
    Chief Counsel
    ING U.S. Legal Services

    Reza Pishva
    Dechert LLP